Events after the reporting period (Details - Textuals) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 08, 2022	Feb. 28, 2022	Dec. 31, 2021
iFood Holdings B.V.
Events after the reporting period
Ownership interest in associate			33.00%
Announcement of delisting
Events after the reporting period
Percentage of low proportion of entity’s total share capital held	3.70%
Major purchases of assets [member] | iFood Holdings B.V.
Events after the reporting period
Investment in associates		$ 32
Ownership interest in associate		33.30%